SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number: 811-05291

(Check One): [ ] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q

[ ] Form N-SAR [X] Form N-CSR

For Period Ended: December 31, 2003

 [     ]  Transition Report on Form 10-K

 [     ]  Transition Report on Form 20-F

 [     ]  Transition Report on Form 11-K

 [     ]  Transition Report on Form 10-Q

 [     ]  Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I - REGISTRANT INFORMATION

The Boyle Fund

Full Name of Registrant

N/A

Former Name if Applicable

850 Powell Street, Suite 104

Address of Principal Executive Office (Street and Number)

San Francisco, California 94108

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if applicable)

(a)

[     ]  The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)

[ X ]  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)

[     ]  The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11K, 20-F, 10-Q, N-SAR, N-CSR or the transition report portion thereof, could not be filed within the prescribed time period.

Additional time is needed to comply with the new disclosure and certification requirements set forth under the Sarbanes-Oxley Act of 2002 and the related rules promulgated by the Securities and Exchange Commission. The Company expects to file a complete report on Form N-CSR within the time period permitted pursuant to this Notification of Form 12b-25.

PART IV - OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification

Gregory B. Getts	(440) 922-0066
(Name)	(Area Code) (Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify reports(s).

[ X ] Yes [     ] No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[     ] Yes [X] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Date:  March 10, 2004

/s/ Michael J. Boyle

Michael J. Boyle, President and CEO